Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2018 BRL (R$) lawsuit company	Dec. 31, 2018 BRL (R$) lawsuit person	Dec. 31, 2018 USD ($) lawsuit	Sep. 30, 2018 BRL (R$)	Sep. 30, 2018 USD ($)	Dec. 31, 2005 BRL (R$)	Dec. 31, 2005 USD ($)	Dec. 31, 2003 BRL (R$)	Dec. 31, 2003 USD ($)
Enel Distribucin Ro
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings				R$ 481,620	$ 124,264,478,000
Enel Distribucin Ro | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 126,000,000	R$ 126,000,000	$ 32,510,000
Enel Distribucin Ro | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						R$ 1,272,000,000	$ 328,192,000	R$ 166,000,000	$ 42,830,000
Enel Distribucin Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	796.4	796.4
Enel Distribucin Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	106,100,000	106,100,000	27,375,000
Enel Distribucin Sao Paulo S.A | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	827,500,000	827,500,000	213,559,000
Enel Distribucin Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 238,500,000	238,500,000	61,536,000
Enel Distribucin Ceara
Disclosure Of Other Provisions [Line Items]
Number of rural electricity companies in contract | company	13
Enel Distribucin Ceara | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 1,029,960,000	1,029,960,000	265,742,748
Number of years concessionaire unduly charged	5 years
Enel Distribucin Ceara | Administrative and judicial proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 189,000,000	R$ 189,000,000	$ 48,904,000
Number of tax proceedings to be decided against the company | lawsuit	9	9	9
Enel Distribucin Ceara | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 174,000,000	R$ 174,000,000	$ 44,894,000
Enel Distribucin Ceara | Bottom of range
Disclosure Of Other Provisions [Line Items]
Contract period	30 years
Enel Distribucin Ro
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 97,700,000	R$ 97,700,000	25,214,000
Enel Distribucin Ro | Niteroi [Member]
Disclosure Of Other Provisions [Line Items]
Percentage on salary differences claimed on litigation		26.05%
COPERVA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	234,230,000	R$ 234,230,000	60,434,000
Coerce [Member] | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	140,500,000	140,500,000	36,252,000
COPERCA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	122,000,000	122,000,000	31,490,000
FINOBRASA | Enel Distribucin Cear [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	87,100,000	87,100,000	22,484,000
IPEDC [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	602,000,000	602,000,000	155,362,857
Enel Distribucin Gois S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	607,000,000	607,000,000	156,614,000
Enel Distribucin Gois S.A | Contracting model (outsourcing)
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	117,700,000	R$ 117,700,000	30,371,000
Group of suppliers | person		21
Enel Distribucin Gois S.A | Bottom of range
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings | $			20,000,000
Enel Distribucin Gois S.A | Municipality of Aparecida de Goinia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	517,800	R$ 517,800	133,600,000
Enel Distribucin Gois S.A | Municipality of Quirinpolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	278,280	278,280	71,800,000
Enel Distribucin Gois S.A | Municipality of Vicentinpolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	98,440	98,440	25,400,000
Enel Distribucin Gois S.A | Municipality of Mineiros
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	151,150	151,150	39,000,000
Enel Distribucin Gois S.A | Municipality of Anpolis
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	272,470	272,470	70,300,000
Enel Distribucin Gois S.A | Municipality of Bela Vista de Gois
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	86,800	86,800	22,400,000
Enel Distribucin Gois S.A | Municipality of Goiatuba
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	299,900	299,900	77,400,000
Enel Distribucin Gois S.A | Municipality of Caiapnia
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	92,200	92,200	23,800,000
Enel Distribucin Gois S.A | Municipality of Cezarina
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	116,700	116,700	30,100,000
CIBRAPEL | Enel Distribucin Ro
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	190,100,000	190,100,000	49,054
Litigation settlement, value		21,500,000
Furnas Centrais Eletricas S.A. [Member] | Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings	R$ 1,875,700	R$ 1,875,700	$ 483,948,000